Investment properties - noncurrent (Details 1) R$ in Thousands	12 Months Ended
	Jun. 30, 2018 BRL (R$) a	Jun. 30, 2017 BRL (R$)	Jun. 30, 2016 BRL (R$) a
MajorPropertiesClassLineItems [Line Items]
Area of farm | a	198,158		139,629
Gains losses on fair value adjustment investment property	R$ 1,385,780	R$ 1,249,962
Gains losses on cost value adjustment investment property	541,876	384,853
Jaborandi Ltda [Member]
MajorPropertiesClassLineItems [Line Items]
Gains losses on fair value adjustment investment property	340,942	360,758	R$ 303,455
Gains losses on cost value adjustment investment property	56,963	59,057	R$ 59,208
Mogno Ltda [Member]
MajorPropertiesClassLineItems [Line Items]
Gains losses on fair value adjustment investment property	158,726	119,706
Gains losses on cost value adjustment investment property	35,962	35,783
Araucaria Ltda [Member]
MajorPropertiesClassLineItems [Line Items]
Gains losses on fair value adjustment investment property	137,796	172,327
Gains losses on cost value adjustment investment property	43,198	53,001
Cajueiro Ltda [Member]
MajorPropertiesClassLineItems [Line Items]
Gains losses on fair value adjustment investment property	312,256	352,391
Gains losses on cost value adjustment investment property	82,038	79,794
Flamboyant Ltda [Member]
MajorPropertiesClassLineItems [Line Items]
Gains losses on fair value adjustment investment property	32,145	23,407
Gains losses on cost value adjustment investment property	23,116	21,998
Cajueiro Ltda1 [Member]
MajorPropertiesClassLineItems [Line Items]
Gains losses on fair value adjustment investment property	58,171	64,392
Gains losses on cost value adjustment investment property	27,735	30,082
Ceibo Ltda [Member]
MajorPropertiesClassLineItems [Line Items]
Gains losses on fair value adjustment investment property	156,798	156,981
Gains losses on cost value adjustment investment property	106,387	105,138
Agropecuaria Moroti S.A. [Member]
MajorPropertiesClassLineItems [Line Items]
Gains losses on fair value adjustment investment property	188,946
Gains losses on cost value adjustment investment property	R$ 166,477
Bahia [Member] | Jatoba [Member]
MajorPropertiesClassLineItems [Line Items]
Area of farm | a	30,981		30,981
Date of acquisition	2007-03
Bahia [Member] | Chaparral [Member]
MajorPropertiesClassLineItems [Line Items]
Area of farm | a	37,182		37,184
Date of acquisition	2007-11
Bahia [Member] | Preferencia [Member]
MajorPropertiesClassLineItems [Line Items]
Area of farm | a	17,799		17,799
Date of acquisition	2008-09
Mato Grosso [Member] | Alto Taquari [Member]
MajorPropertiesClassLineItems [Line Items]
Area of farm | a	5,394		5,394
Date of acquisition	2007-08
Goias [Member] | Araucaria [Member]
MajorPropertiesClassLineItems [Line Items]
Area of farm | a	5,534		6,493
Date of acquisition	2007-04
Minas Gerais [Member] | Nova Buriti [Member]
MajorPropertiesClassLineItems [Line Items]
Area of farm | a	24,212		24,212
Date of acquisition	2007-12
Maranhao [Member] | Sao Jose [Member]
MajorPropertiesClassLineItems [Line Items]
Area of farm | a	17,566		17,566
Date of acquisition	2017-02
Boqueron Paraguay [Member] | Moroti [Member]
MajorPropertiesClassLineItems [Line Items]
Area of farm | a	59,490
Date of acquisition	2018-02